CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Profit or loss [abstract]
Revenue	$ 1,684	¥ 12,216	¥ 16,072
Cost of sales	(741)	(5,376)	(8,771)
GROSS PROFIT	943	6,840	7,301
Selling and distribution expenses	(58)	(420)	(410)
Administrative expenses	(1,381)	(10,018)	(8,733)
Other income	89	642	731
Fair value gain/(loss) on financial instruments	(12)	(86)	559
Impairment losses on financial assets	(1,484)	(10,763)	(2,972)
Finance costs	(266)	(1,930)	(1,822)
Finance income	1,117	8,101	9,376
PROFIT/(LOSS) BEFORE INCOME TAX	(1,052)	(7,634)	4,030
Income tax expense	(252)	(1,827)	(357)
PROFIT /(LOSS) FOR THE PERIOD	(1,304)	(9,461)	3,673
ATTRIBUTABLE TO:
Owners of the Company	(1,481)	(10,742)	1,949
Non-controlling interests	177	1,281	1,724
PROFIT /(LOSS) FOR THE PERIOD	$ (1,304)	¥ (9,461)	¥ 3,673